Operating expenses, Compensation of Executives and Directors (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Compensation of Directors and Executives [Abstract]
Cash compensation		$ 3,154	$ 3,015	$ 2,425
Pension cost		137	130	125
Share compensation	[1]	3,426	3,282	2,504
Total remuneration		$ 6,716	$ 6,427	$ 5,054

[1]	Share compensation reflects the expense recognized.